Financial Risk Management - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of Financial Instruments [Line Items]
Minimum capital requirement imposed by regulator			$ 600	€ 530
Tier one capital temporarily short respect of regulatory capital requirement	$ 37,666
Tier one capital requirement post verification	4,621
Externally imposed minimum capital requirement by regulator	$ 600	€ 530
Sensitivity Analysis - Equity Price Risk
Disclosure of Financial Instruments [Line Items]
Percentage of increase in Index	10.00%	10.00%
Increase of USD after tax	$ 10,438
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 10,438